UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                       Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2018

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

JANUARY 31, 2018

(Unaudited)

Shares	Description	Value
COMMON STOCKS & MLP INTERESTS—137.1%
	∎ AIRPORT SERVICES—2.3%
2,850,000	Sydney Airport (Australia)	$15,639,404

	∎ CONSTRUCTION & ENGINEERING—2.5%
155,000	Vinci SA (France)	16,742,402

	∎ ELECTRIC, GAS AND WATER—54.0%
363,000	American Electric Power Co., Inc.	24,967,140
13,907,400	AusNet Services (Australia)	18,995,200
1,036,000	CenterPoint Energy, Inc.	29,194,480
237,000	DTE Energy Co.	25,036,680
839,000	Emera, Inc. (Canada)	31,036,179
3,530,000	Enel SpA (Italy)	22,395,585
1,716,000	Engie SA (France)	29,784,565
791,000	Fortis, Inc. (Canada)	27,948,667
676,000	Great Plains Energy, Inc.	21,037,120
3,690,000	Iberdrola SA (Spain)	30,044,472
2,353,083	National Grid plc (United Kingdom)	26,885,218
218,000	NextEra Energy, Inc.	34,535,560
411,253	Public Service Enterprise Group, Inc.	21,331,693
316,000	WEC Energy Group, Inc.	20,318,800

		363,511,359

	∎ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—56.9%
725,944	Antero Midstream GP LP	15,288,380
585,000	BP Midstream Partners LP	12,191,400
480,184	DCP Midstream LP	19,855,608
1,514,519	Energy Transfer Partners LP	30,350,961
953,000	Enterprise Products Partners LP	26,321,860
500,000	GasLog Partners LP (Marshall Islands)	11,850,000
355,500	Genesis Energy LP	8,187,165
1,326,854	Kinder Morgan, Inc.	23,856,835
484,223	KNOT Offshore Partners LP (Marshall Islands)	10,241,316
632,575	MPLX LP	23,531,790
1,110,000	NGL Energy Partners LP	18,592,500
735,000	Pembina Pipeline Corp. (Canada)	25,055,732
236,000	Phillips 66 Partners LP	12,423,040
660,000	Plains All American Pipeline LP	13,840,200
500,000	Sunoco LP	15,955,000
343,298	Tallgrass Energy Partners LP	15,105,112
446,528	Targa Resources Corp.	21,433,344
573,000	TransCanada Corp. (Canada)	26,381,293
272,000	Western Gas Partners LP	13,676,160
739,000	Williams Cos., Inc. (The)	23,197,210
372,270	Williams Partners LP	15,598,113

		382,933,019

	∎ RAILROADS—4.6%
200,000	Canadian National Railway Co. (Canada)	16,029,268
99,000	Norfolk Southern Corp.	14,937,120

		30,966,388

	∎ TELECOMMUNICATIONS—16.8%
599,000	BCE, Inc. (Canada)	28,003,250
225,000	Crown Castle International Corp.	25,373,250
9,100,000	Koninklijke KPN N.V. (Netherlands)	31,860,846
10,665,000	Spark New Zealand Ltd. (New Zealand)	28,215,949

		113,453,295

	Total Common Stocks & MLP Interests (Cost $891,283,685)	923,245,867

SHORT-TERM INVESTMENT—1.4%
	∎ MONEY MARKET MUTUAL FUND—1.4%
9,747,613	BlackRock Liquidity Funds FedFund Portfolio Institutional Shares (seven-day effective yield 1.220%)(2)	9,747,613

	Total Short-term Investment (Cost $9,747,613)	9,747,613

The accompanying note is an integral part of this Statement of Net Assets.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JANUARY 31, 2018

(Unaudited)

Description	Value
TOTAL INVESTMENTS—138.5% (Cost $901,031,298)	$932,993,480 (1)

Secured borrowings—(23.8)%	(160,000,000)
Mandatory Redeemable Preferred Shares at liquidation value—(14.8)%	(100,000,000)
Other assets less other liabilities—0.1%	600,862

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$673,594,342

(1)	All or a portion of the total investments have been pledged as collateral for borrowings.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying note is an integral part of this Statement of Net Assets.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JANUARY 31, 2018

(Unaudited)

Sector Weightings *

Oil & Gas Storage, Transportation and Production	41%
Electric, Gas and Water	39
Telecommunications	12
Railroads	3
Construction & Engineering	2
Airport Services	2
Other (includes short-term investment)	1
Total	100%

Country Weightings *

United States	58%
Canada	17
France	5
Australia	4
Netherlands	3
Spain	3
New Zealand	3
United Kingdom	3
Italy	2
Marshall Islands	2
Total	100%

Currency Exposure *

United States Dollar	64%
Canadian Dollar	13
Euro	13
Australian Dollar	4
New Zealand Dollar	3
British Pound	3
Total	100%

*	Percentages are based on total investments rather than net assets applicable to common stock.

The accompanying note is an integral part of this Statement of Net Assets.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JANUARY 31, 2018

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2018:

Level 1
Common stocks & MLP interests	$923,245,867
Money market mutual fund	9,747,613

Total	$932,993,480

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at January 31, 2018.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date    3/19/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date    3/19/18

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    3/19/18